Deposits	12 Months Ended
Dec. 31, 2017
Deposits
Deposits
(7)    Deposits
The aggregate amount of time deposits with balances that met or exceeded the Federal Deposit Insurance Corporation (FDIC) insurance limit of  $250,000 was $63.2 million and $72.3 million at December 31, 2017 and 2016, respectively. The Company had brokered deposits totaling $48.5 million and $36.4 million at December 31, 2017 and 2016, respectively.
The scheduled maturities of total time deposits at December 31, 2017 were as follows:
(in thousands)	2017
Due within:
2018	$191,623
2019	42,393
2020	24,809
2021	5,784
2022	31,355
Thereafter	0
Total	$295,964

The Federal Reserve Bank required the Bank to maintain cash or balances of  $1.8 million and $1.6 million at December 31, 2017 and 2016, respectively, to satisfy reserve requirements. Average compensating balances held at correspondent banks were $1.5 million and $570,000 at December 31, 2017 and 2016, respectively. The Bank maintains such compensating balances with correspondent banks to offset charges for services rendered by those banks.